Accounting for eRapa and CPRIT grant (Details Narrative) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting For Erapa And Cprit Grant
Research and devlopment cost	£ 500	£ 200
Capital expenditure	2,600	500
Against CIPRIT grant value	£ 2,100	£ 300